Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Income (loss) before income taxes	$ 2,069	¥ 13,495	¥ 13,688	¥ (18,554)
Computed "expected" tax expense	(517)	(3,375)	(3,424)	(218)
Non-taxable income	310	2,025	2,055	131
Tax holiday	207	1,350	1,369	87
Tax effect of deferred tax and tax rates differential	937	6,115	(2,325)	(3,618)
Actual income tax benefit (expense)	$ 937	¥ 6,115	¥ (2,325)	¥ (3,618)